Share-Based Compensation - Schedule of Share-Based Compensation Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Transactions [Line Items]
Total	$ 12	$ (57)	$ 879
Research and development, net [Member]
Schedule of Share-Based Compensation Transactions [Line Items]
Total		(144)	493
General and administrative, net [Member]
Schedule of Share-Based Compensation Transactions [Line Items]
Total	$ 12	$ 87	$ 386